UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 1999

Check here if Amendment[    ]; Amendment Number:
This Amendment (Check Only one.): [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manger Filing this Report:

Name:      SUMITOMO LIFE AMERICA, INC.
Address:   101 East 52nd Street, 2nd Floor
           New York, NY 10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Morio Okayama
Title:    President
Phone:    (212)521-8340
Signature, Place, and Date of Signing:

      Morio Okayama     New York, New York    May 6, 1999

Report Type (Check only one.):

[ x ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:   NONE

Form 13F Information Tame Entry Total:     31

Form 13F Information Table Value Total:    $5,839

Sumitomo Life America
FORM 13 (F)
SL AMERICA EQUITY
"March 31, 1999"

                                      Market                              Voting
Security             Class  Cusip     Value     Quantity Discretion Mngrs Auth
-------------------- ------ --------- --------- -------- ---------- ----- ------
AMERICAN GENERAL CP  Common 026351106  141000     2000   Sole       N/A   Sole
AMERISOURCE HEALTH C Common 03071p102  273500     8000   Sole       N/A   Sole
AMES DEPARTMENT STOR Common 030789507  148500     4000   Sole       N/A   Sole
ANHEUSER BUSCH COS I Common 035229103  228375     3000   Sole       N/A   Sole
ANN TAYLOR STORES    Common 036115103  132562.5   3000   Sole       N/A   Sole
APPLE COMPUTER INC   Common 037833100  179687.5   5000   Sole       N/A   Sole
BANK OF NEW YORK     Common 064057102  179687.5   5000   Sole       N/A   Sole
BELL ATLANTIC CORP   Common 077853109  155062.5   3000   Sole       N/A   Sole
BRISTOL MYERS SQUIBB Common 110122108  320625     5000   Sole       N/A   Sole
CENTURY TEL ENTERPRI Common 156686107  140500     2000   Sole       N/A   Sole
CHASE MANHATTAN CORP Common 16161a108  244125     3000   Sole       N/A   Sole
CITIGROUP            Common 173034109  159687.5   2500   Sole       N/A   Sole
CVS CORP             Common 126650100  142500     3000   Sole       N/A   Sole
FDX CORPORATION      Common 313309106  139500     1500   Sole       N/A   Sole
FEDERAL HOME LN MTG  Common 313400301  114625     2000   Sole       N/A   Sole
FEDERAL NATL MTG ASS Common 313586109  207750     3000   Sole       N/A   Sole
INGERSOLL RAND CORP. Common 456866102  148875     3000   Sole       N/A   Sole
LEHMAN BROTHERS      Common 524908100  149375     2500   Sole       N/A   Sole
LILLY ELI & CO       Common 532457108  254625     3000   Sole       N/A   Sole
LOWE'S COS INC       Common 548661107  242000     4000   Sole       N/A   Sole
MCI WORLDCOM, INC.   Common 55268B106  309968.75  3500   Sole       N/A   Sole
MEDTRONIC INC        Common 585055106  143750     2000   Sole       N/A   Sole
NCR CORP NEW COM     Common 62886e108  175000     3500   Sole       N/A   Sole
NORTHERN STATES POWE Common 665772109  162312.5   7000   Sole       N/A   Sole
PHILIP MORRIS COS IN Common 718154107  246312.5   7000   Sole       N/A   Sole
PITNEY BOWES INC     Common 724479100  159375     2500   Sole       N/A   Sole
STAPLES              Common 855030102  394500    12000   Sole       N/A   Sole
UNILEVER             Common 904784501  132875     2000   Sole       N/A   Sole
UNUM CORP            Common 903192102  142687.5   3000   Sole       N/A   Sole
WALGREEN CO          Common 931422109  113000     4000   Sole       N/A   Sole
XEROX CP             Common 984121103  156375     3000   Sole       N/A   Sole